As filed with the Securities and Exchange	Registration No. 033-75988*
Commission on May 3, 2019	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 58

to

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 580-1631

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Assistant Vice President and Senior Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, C2S, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on ____________, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Individual, Deferred, Fixed and Variable Annuity Contracts

*        Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:  033-75972; 033-76024; and 033-89858.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus, dated May 1, 2019, is incorporated into Part A of this Post-Effective Amendment No. 58 to Registration Statement on Form N-4 by reference to Registrant's filings under Rule 485(b), as filed on April 25, 2019, (File No. 033-75988).

VOYA PENSION IRA (FOR 1992, 1994 AND 2004 CONTRACTS)

VOYA PENSION IRA (FOR 1984 CONTRACTS)

INDIVIDUAL, DEFERRED, FIXED AND VARIABLE ANNUITY CONTRACTS

issued by

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Supplement Dated May 3, 2019

This supplement updates and amends certain information contained in your prospectus and prospectus supplement, each dated May 1, 2019. Please read it carefully and keep it with your contract prospectus for future reference.

__________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION REGARDING THE VOYA HIGH YIELD PORTFOLIO

On November 16, 2018, the Board of Directors of Voya Partners, Inc. approved a proposal to reorganize the VY® Pioneer High Yield Portfolio (the “Reorganization”). Subject to shareholder approval, effective after the close of business on or about August 23, 2019 (the “Reorganization Date”), Class I shares of the VY® Pioneer High Yield Portfolio will reorganize with and into Class I shares of the Voya High Yield Portfolio.

In connection with the upcoming Reorganization involving the VY® Pioneer High Yield Portfolio referenced above, Class I shares of the Voya High Yield Portfolio will be added, effective as of the Reorganization Date, to your Contract as a replacement investment option. Any references in your prospectus or prospectus supplement to the Voya High Yield Portfolio being available for investment on May 1, 2019, are to be deleted and replaced with August 23, 2019.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

Defined Contribution Administration
P.O. Box 990063

Hartford, CT 06199-0063

1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.PENIRA-19	Page 1 of 1	May 2019

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, dated May 1, 2019, is incorporated into Part B of this Post-Effective Amendment No. 58 to Registration Statement on Form N-4 by reference to Registrant's filings under Rule 485(b), as filed on April 25, 2019, (File No. 033-75988).

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A: Condensed Financial Information
(2)	Incorporated by reference in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2018
-	Statements of Operations for the year ended December 31, 2018
-	Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2018 and 2017
-	Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2018, 2017 and 2016
-	Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(3.5)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.6)

Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.7)

Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(3.8)

Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(4.1)

Variable Annuity Contracts (IRA-CDA-IC) and (IP-CDA-IB) • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 15, 1996.

(4.2)	Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75988), as filed on December 30, 2003.
(4.3)	Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75988), as filed on December 30, 2003.
(4.4)

Contract Schedule IMSIRA-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.5)

Contract Schedule IROIRA-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.6)

Contract Schedule IROPIRA-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.7)

Contract Schedule IMSIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.8)

Contract Schedule IROIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.9)

Contract Schedule IROPIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.10)

Endorsement EIRA-ROTH-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.11)

Endorsement EIRA-ROTH-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.12)

Endorsements (EIRA-SDOIC-97) and (EIRA-SDOIC-97(NY)) to Variable Annuity Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75988), as filed on December 30, 2003.

(4.13)

Endorsement (EIP-SDOIB-97) to Variable Annuity Contract IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75988), as filed on December 30, 2003.

(4.14)

Endorsement (EPIRA-GI-98) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75988), as filed on September 15, 1998.

(4.15)

Endorsement (EIGET-IC(R)) to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75964), as filed on August 30, 1996.

(4.16)

Endorsement (EGET-99) to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

(4.17)

Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(4.18)

Contract Schedule (IROPIRA-99) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 24, 1999.

(4.19)

Endorsement EEGTRRA-PENIRA(01) to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 15, 2002.

(4.20)

Contract Schedule (IROIRA-99) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 24, 1999.

(4.21)

Contract Schedule (IMSIRA-99) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 24, 1999.

(4.22)

Endorsement EIRAGMDB-04 to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement Form N-4 (File No. 033-75988), as filed on February 19, 2004.

(4.23)

Endorsement EVNMCHG (09/14) to Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 2015.

(5.1)	Variable Annuity Contract Application (304.00.1A) • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement Form N-4 (File No. 033-75988), as filed on October 30, 1997.
(5.2)	Variable Annuity Contract Application (703.00.1A) • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 18, 1997.
(5.3)	Variable Annuity Contract Application (75988-97) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 20, 1998.
(5.4)	Variable Annuity Contract Application (75988-04) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.
(5.5)

Variable Annuity Contract Application (75988-04)(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to the ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

Participation Agreement effective as of March 1, 2000 among Aetna Life Insurance and Annuity Company, Alliance Fund Distributors, Inc., and Alliance Capital Management L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.

(8.2)

Service Agreement effective as of March 1, 2000 among Aetna Life Insurance and Annuity Company and Alliance Capital Management L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.

(8.3)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AllianceBernstein Investor Services, Inc., ING Life insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.

(8.4)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.5)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.6)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.7)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V and amended on June 26, 2009 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.8)

First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.9)

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Product Fund V and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.10)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc., and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.11)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.12)

First Amendment effective as of April 1, 2005 to Service Contract dated June 20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and amended on April 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.13)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.14)

Amended and Restated Participation Agreement as of June 1, 2018 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Voya Financial Partners, LLC. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.15)

Amended and Restated Administrative Services Agreement dated June 1, 2018, between Franklin Templeton Services, LLC, Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.16)

Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018 among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.17)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.18)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company and amended on, November 17, 2000 and July 12, 2002 • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13. 2004.

(8.19)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. and amended on October 1, 2000 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998, and by reference to Pre-Effective Amendment No. 1 (File No. 333-49176), as filed on November 30, 2000.

(8.20)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.21)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company and amended on April 30, 2009 (effective as of May 1, 2005) • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.22)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company and amended on April 30, 2009 (effective as of May 1, 2005) • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.23)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.24)

Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.25)

First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. dated March 11, 1997 and amended on May 1, 2004 and August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 39 (File No. 033-75988), as filed on April 11, 2007, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.

(8.26)

Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.27)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.28)

Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 24, 2012.

(8.29)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance company, PIMCO variable insurance trust and pa distributors LLC (renamed Allianz Global Investors Distributors LLC) • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.30)

First Amendment dated as of August 15, 2007 to Participation Agreement by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.31)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the ”Trust”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company and amended on August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.

(8.32)

Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company and amended on August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005 by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.33)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.34)

Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.35)

Amendment No. 1 is made and entered into as of May 1, 2004 to Participation Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.

(8.36)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.37)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.38)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.39)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company and amended on May 7, 2007 • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective Amendment No. 53 (File No. 333-01107), as filed on August 18, 2008.

(8.40)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.41)

Joinder and Amendment, effective as of July 1, 2017, to the Service Agreement dated May 1, 2004, by and between Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, Columbia Wanger Asset Management, LLC and Columbia Management Investment Services Corp. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.42)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Michael S. Smith	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Anthony J. Brantzeg	1475 Dunwoody Drive West Chester, PA 19380	Director
William T. Bainbridge	1475 Dunwoody Drive West Chester, PA 19380	Director and Senior Vice President
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer

Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Miles R. Edwards	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
William S. Harmon	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
Kyle A. Puffer	One Orange Way Windsor, CT 06095-4774	Vice President and Appointed Actuary
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 71 to Registration Statement on Form N-4 for Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (File No. 333-01107), as filed with the Securities and Exchange Commission on April 23, 2019.

Item 27. Number of Contract Owners

As of February 28, 2019, there were 335,296 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage:  Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)      In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account B of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)      The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Michael S. Smith	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Risk Officer
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer

Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President
Scott W. Stevens	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Andrew M. Kallenberg	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Keith C. Watkins	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$54,251,364.57

*  Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2018.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 033-75988) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 3rd day of April, 2019.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 58 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Charles P. Nelson*	Director and President
Charles P. Nelson	(principal executive officer)

William Bainbridge*	Director
William T. Bainbridge

Tony Brantzeg*	Director
Anthony J. Brantzeg

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer	May
C. Landon Cobb, Jr.	(principal accounting officer)	3, 2019

Francis G. O’Neill*	Senior Vice President and Chief Financial Officer
Francis G. O’Neill	(principal financial officer)

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

Michael S. Smith*	Director
Michael S. Smith

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C

Exhibit Index

Exhibit No.

Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney